Quarterly Report
August 31, 2023
MFS®  Intermediate High
Income Fund
CIH-Q3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 138.5%
Aerospace & Defense – 5.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$38,000	$38,023
Bombardier, Inc., 7.125%, 6/15/2026 (n)	102,000	100,305
Bombardier, Inc., 7.5%, 2/01/2029 (n)	76,000	74,471
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	183,600
Moog, Inc., 4.25%, 12/15/2027 (n)	180,000	163,801
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	197,000	159,581
TransDigm, Inc., 6.25%, 3/15/2026 (n)	161,000	159,466
TransDigm, Inc., 6.375%, 6/15/2026	170,000	169,981
TransDigm, Inc., 5.5%, 11/15/2027	158,000	149,945
TransDigm, Inc., 6.75%, 8/15/2028 (n)	147,000	147,515
TransDigm, Inc., 4.625%, 1/15/2029	151,000	135,388
TransDigm, Inc., 6.875%, 12/15/2030 (n)	304,000	306,007
		$1,788,083
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$181,000	$167,139
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	109,745	104,958
		$272,097
Automotive – 4.1%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$163,000	$164,641
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	77,000	76,797
Dana, Inc., 5.375%, 11/15/2027	138,000	130,551
Dana, Inc., 4.25%, 9/01/2030	96,000	78,938
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	153,000	131,900
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	429,000	408,591
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	210,000	193,160
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	126,000	102,606
Wabash National Corp., 4.5%, 10/15/2028 (n)	152,000	128,964
		$1,416,148
Broadcasting – 1.6%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	$265,000	$185,009
Gray Television, Inc., 5.875%, 7/15/2026 (n)	31,000	28,360
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	194,000	162,017
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	200,000	174,322
		$549,708
Brokerage & Asset Managers – 2.4%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$31,000	$29,693
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	202,000	208,183
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	189,000	169,788
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	123,000	108,056
NFP Corp., 4.875%, 8/15/2028 (n)	164,000	146,220
NFP Corp., 6.875%, 8/15/2028 (n)	168,000	147,936
		$809,876
Building – 4.7%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$184,000	$155,710
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	222,000	195,556
Interface, Inc., 5.5%, 12/01/2028 (n)	260,000	222,053
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	157,000	133,076
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	147,000	145,317
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	211,000	205,725
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	114,000	99,121
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	101,000	93,021

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		$246,000	$210,875
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		183,000	167,908
			$1,628,362
Business Services – 1.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$84,000	$80,439
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		144,000	135,566
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		139,000	130,322
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		216,000	214,887
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		120,000	102,014
			$663,228
Cable TV – 11.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$268,000	$209,031
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		142,000	133,493
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		606,000	521,034
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		320,000	269,183
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		228,000	187,025
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		155,000	118,699
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	163,953
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	127,127
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		200,000	110,596
DISH DBS Corp., 7.75%, 7/01/2026		100,000	74,790
DISH DBS Corp., 5.25%, 12/01/2026 (n)		155,000	130,657
DISH DBS Corp., 5.125%, 6/01/2029		135,000	72,994
DISH Network Corp., 11.75%, 11/15/2027 (n)		78,000	79,142
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		180,000	169,425
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		163,000	141,145
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		345,000	310,588
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		128,000	99,624
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	182,600
Videotron Ltd., 5.125%, 4/15/2027 (n)		117,000	112,027
Videotron Ltd., 3.625%, 6/15/2029 (n)		106,000	91,029
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		225,000	181,971
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		225,000	199,378
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		400,000	310,450
			$3,995,961
Chemicals – 4.1%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$141,152
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		150,000	127,220
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		244,000	214,505
Ingevity Corp., 3.875%, 11/01/2028 (n)		298,000	253,208
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		179,000	149,166
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		121,000	106,775
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	130,000	143,256
Tronox, Inc., 4.625%, 3/15/2029 (n)		$45,000	37,082
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		228,000	228,994
			$1,401,358
Computer Software – 2.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$131,000	$122,527
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		90,000	90,585
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		50,000	44,057
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		113,000	98,543
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		170,000	152,572
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		181,000	169,021
			$677,305

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 2.5%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$309,000	$299,730
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		75,000	73,710
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		78,000	74,360
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		318,000	306,139
Virtusa Corp., 7.125%, 12/15/2028 (n)		126,000	103,162
			$857,101
Conglomerates – 5.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$128,000	$116,475
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		307,000	273,184
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		186,000	200,268
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		268,000	263,825
Gates Global LLC, 6.25%, 1/15/2026 (n)		222,000	219,788
Griffon Corp., 5.75%, 3/01/2028		201,000	187,333
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		160,000	134,720
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		130,000	129,427
TriMas Corp., 4.125%, 4/15/2029 (n)		330,000	287,925
			$1,812,945
Construction – 1.5%
Dream Finders Homes, Inc., 8.25%, 8/15/2028 (n)		$118,000	$119,835
Empire Communities Corp., 7%, 12/15/2025 (n)		98,000	94,580
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		95,000	89,600
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		112,000	98,989
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		133,000	117,372
			$520,376
Consumer Products – 3.3%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$87,865
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$188,000	161,020
HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		182,000	182,034
Mattel, Inc., 3.375%, 4/01/2026 (n)		147,000	136,843
Mattel, Inc., 5.875%, 12/15/2027 (n)		50,000	49,040
Newell Brands, Inc., 6.375%, 9/15/2027		143,000	140,088
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		175,000	165,385
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		83,000	68,683
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		107,000	89,649
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		99,000	64,320
			$1,144,927
Consumer Services – 6.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$297,000	$272,778
ANGI Group LLC, 3.875%, 8/15/2028 (n)		185,000	148,465
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		154,000	132,086
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		138,000	131,374
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		319,000	274,194
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		151,000	146,047
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		182,000	170,778
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		215,000	198,363
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		54,000	46,311
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		15,000	12,228
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		125,000	89,524
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	93,712
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		270,000	232,465
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		153,000	141,891
			$2,090,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 4.6%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	$200,000	$170,083
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	200,000	162,560
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	218,479
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	275,000	222,205
Crown Americas LLC, 5.25%, 4/01/2030	88,000	82,925
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	218,000	204,796
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	130,000	125,355
LABL, Inc., 5.875%, 11/01/2028 (n)	152,000	138,130
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	75,000	73,856
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	190,610
		$1,588,999
Electronics – 2.2%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$121,000	$110,316
Entegris, Inc., 3.625%, 5/01/2029 (n)	110,000	94,543
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	10,000	9,911
Sensata Technologies B.V., 5%, 10/01/2025 (n)	207,000	201,743
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	200,000	189,222
Synaptics, Inc., 4%, 6/15/2029 (n)	168,000	142,914
		$748,649
Energy - Independent – 5.0%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$137,000	$138,929
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	45,000	44,479
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	144,000	148,320
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	90,000	93,150
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	235,000	219,884
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	220,000	204,316
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	135,000	128,007
Matador Resources Co., 6.875%, 4/15/2028 (n)	172,000	171,728
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	137,000	131,139
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	30,000	30,247
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	241,000	232,431
SM Energy Co., 6.75%, 9/15/2026	47,000	46,803
SM Energy Co., 6.5%, 7/15/2028	121,000	118,278
		$1,707,711
Entertainment – 3.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$143,000	$142,566
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	193,000	181,635
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	116,000	122,614
Carnival Corp. PLC, 4%, 8/01/2028 (n)	46,000	41,161
Carnival Corp. PLC, 6%, 5/01/2029 (n)	53,000	47,852
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	140,000	132,003
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	142,000	133,624
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	190,000	178,106
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	151,000	135,576
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	60,000	55,781
VOC Escrow Ltd., 5%, 2/15/2028 (n)	93,000	86,322
		$1,257,240
Financial Institutions – 6.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$208,313	$182,268
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	198,000	192,857
Credit Acceptance Corp., 6.625%, 3/15/2026	21,000	20,440
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	385,529	362,089
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	265,000	218,625
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	193,000	197,057
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	267,000	254,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	$39,000	$33,659
OneMain Finance Corp., 6.875%, 3/15/2025	130,000	129,347
OneMain Finance Corp., 7.125%, 3/15/2026	226,000	222,326
OneMain Finance Corp., 5.375%, 11/15/2029	74,000	63,921
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	128,000	108,945
SLM Corp., 3.125%, 11/02/2026	218,000	194,020
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	149,000	129,258
		$2,309,129
Food & Beverages – 4.0%
B&G Foods, Inc., 5.25%, 4/01/2025	$91,000	$89,005
B&G Foods, Inc., 5.25%, 9/15/2027	45,000	39,871
BellRing Brands, Inc., 7%, 3/15/2030 (n)	220,000	220,092
Performance Food Group Co., 5.5%, 10/15/2027 (n)	219,000	210,877
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	154,000	147,668
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	256,000	226,811
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	282,000	247,455
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	214,000	195,322
		$1,377,101
Gaming & Lodging – 3.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$39,000	$34,138
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	157,000	157,601
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	167,000	169,561
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	166,000	161,317
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	110,000	89,961
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	196,000	178,752
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	200,000	180,033
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	176,454
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	195,000	174,565
		$1,322,382
Industrial – 2.2%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$200,000	$189,250
APi Escrow Corp., 4.75%, 10/15/2029 (n)	258,000	233,808
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	90,000	92,815
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	248,000	226,300
		$742,173
Insurance - Property & Casualty – 3.8%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$111,000	$107,270
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	78,000	67,453
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	167,000	145,072
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	123,000	116,262
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	224,000	196,155
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	152,000	136,382
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	145,000	125,965
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	112,000	110,703
Hub International Ltd., 5.625%, 12/01/2029 (n)	182,000	160,944
Hub International Ltd., 7.25%, 6/15/2030 (n)	125,000	127,236
		$1,293,442
Machinery & Tools – 1.6%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$136,000	$137,666
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	248,000	256,499
Terex Corp., 5%, 5/15/2029 (n)	183,000	168,021
		$562,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.6%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$200,000	$201,004
Medical & Health Technology & Services – 7.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$173,920
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	276,000	256,206
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	267,000	235,662
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	102,000	98,035
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	216,000	124,297
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	187,000	147,474
Encompass Health Corp., 5.75%, 9/15/2025	30,000	29,824
Encompass Health Corp., 4.75%, 2/01/2030	207,000	188,545
Encompass Health Corp., 4.625%, 4/01/2031	30,000	26,308
IQVIA, Inc., 5%, 5/15/2027 (n)	400,000	385,035
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	201,071
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	89,000	77,038
Tenet Healthcare Corp., 6.125%, 10/01/2028	132,000	127,133
Tenet Healthcare Corp., 4.375%, 1/15/2030	61,000	54,189
Tenet Healthcare Corp., 6.125%, 6/15/2030	179,000	173,453
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	77,000	76,619
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	152,000	132,229
		$2,507,038
Medical Equipment – 1.6%
Embecta Corp., 5%, 2/15/2030 (n)	$182,000	$147,875
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	210,000	224,200
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	105,000	93,243
Teleflex, Inc., 4.625%, 11/15/2027	90,000	84,872
		$550,190
Metals & Mining – 4.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$159,000	$154,973
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	175,000	153,402
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	83,000	70,904
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	357,000	299,145
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	221,000	173,485
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	43,000	41,925
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	232,000	205,164
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	136,000	109,891
Novelis Corp., 3.25%, 11/15/2026 (n)	103,000	93,319
Novelis Corp., 4.75%, 1/30/2030 (n)	187,000	167,354
Novelis Corp., 3.875%, 8/15/2031 (n)	93,000	77,000
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	98,202	88,382
		$1,634,944
Midstream – 6.3%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$180,000	$159,465
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	240,000	207,771
EQM Midstream Partners LP, 5.5%, 7/15/2028	391,000	373,555
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	62,000	61,121
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	75,000	74,699
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	164,000	158,836
NuStar Logistics, LP, 6.375%, 10/01/2030	152,000	146,300
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	61,000	58,453
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	269,000	249,836
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	228,000	197,225
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	80,000	77,933
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	145,000	122,997
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	111,000	111,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	$145,000	$146,261
		$2,146,423
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$186,113
Oil Services – 1.0%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$203,000	$195,279
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	135,000	132,674
		$327,953
Oils – 1.3%
Parkland Corp., 4.625%, 5/01/2030 (n)	$331,000	$291,800
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	157,000	148,508
		$440,308
Personal Computers & Peripherals – 0.9%
NCR Corp., 5%, 10/01/2028 (n)	$213,000	$195,491
NCR Corp., 5.125%, 4/15/2029 (n)	110,000	100,038
		$295,529
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$108,000	$108,130
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	116,000	82,817
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	24,000	14,460
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	200,000	179,188
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	170,400
		$554,995
Pollution Control – 1.6%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$60,000	$58,033
GFL Environmental, Inc., 4%, 8/01/2028 (n)	176,000	157,118
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	65,000	58,885
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	70,762
Stericycle, Inc., 3.875%, 1/15/2029 (n)	233,000	202,869
		$547,667
Precious Metals & Minerals – 0.9%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$198,000	$153,153
Taseko Mines Ltd., 7%, 2/15/2026 (n)	150,000	138,337
		$291,490
Printing & Publishing – 0.8%
Cimpress PLC, 7%, 6/15/2026	$300,000	$281,250
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$267,000	$210,915
Real Estate - Other – 0.9%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$132,000	$132,660
XHR LP, REIT, 4.875%, 6/01/2029 (n)	218,000	188,617
		$321,277
Restaurants – 0.5%
Fertitta Entertainment LLC, 4.625%, 1/15/2029 (n)	$45,000	$38,928
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	153,000	126,344
		$165,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 2.6%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$212,000	$187,023
Bath & Body Works, Inc., 5.25%, 2/01/2028	313,000	300,302
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	178,000	160,909
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	98,000	93,141
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	213,000	154,218
		$895,593
Specialty Stores – 2.1%
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	$151,000	$129,642
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	105,000	87,544
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	125,000	86,650
Penske Automotive Group Co., 3.75%, 6/15/2029	215,000	184,485
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	250,000	238,753
		$727,074
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$73,000	$68,943
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	160,000	138,403
		$207,346
Telecommunications - Wireless – 1.4%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$88,271
SBA Communications Corp., 3.875%, 2/15/2027	145,000	134,063
SBA Communications Corp., 3.125%, 2/01/2029	293,000	250,863
		$473,197
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$93,000	$80,961
U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, 3%, 6/30/2024	$256,000	$251,010
Utilities - Electric Power – 4.8%
Calpine Corp., 4.5%, 2/15/2028 (n)	$238,000	$220,323
Calpine Corp., 5.125%, 3/15/2028 (n)	214,000	194,971
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	158,000	146,094
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	344,000	282,829
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	43,000	42,190
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	29,000	27,767
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	130,000	120,668
Pacific Gas & Electric Co., 6.1%, 1/15/2029	72,000	71,154
Pacific Gas & Electric Co., 6.4%, 6/15/2033	89,000	87,786
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	155,000	148,994
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	246,000	223,405
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	108,000	92,557
		$1,658,738
Total Bonds		$47,492,990
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	2,073	$43,533
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$71,234
Total Common Stocks		$114,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	216	$1,188
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	216	864
Total Contingent Value Rights		$2,052
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	3,500	$887

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 5.3% (v)	1,063,600	$1,063,706
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.2%
Russell 2000 Index – December 2024 @ $1,800	Put	JPMorgan Chase Bank N.A.	$ 949,838	5	$49,950
Other Assets, Less Liabilities – (42.1)%	(14,429,916)
Net Assets – 100.0%	$34,294,436
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,063,706 and $47,660,646, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,705,359, representing 118.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	347,136	EUR	307,863	Goldman Sachs International	10/20/2023	$12,583
Liability Derivatives
EUR	73,846	USD	80,430	Barclays Bank PLC	10/20/2023	$(182)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	3	$365,063	December – 2023	$4,914
At August 31, 2023, the fund had cash collateral of $11,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$49,950	$71,234	$121,184
Luxembourg	—	45,585	—	45,585
United Kingdom	—	887	—	887
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	251,010	—	251,010
U.S. Corporate Bonds	—	40,101,011	—	40,101,011
Foreign Bonds	—	7,140,969	—	7,140,969
Mutual Funds	1,063,706	—	—	1,063,706
Total	$1,063,706	$47,589,412	$71,234	$48,724,352
Other Financial Instruments
Futures Contracts – Assets	$4,914	$—	$—	$4,914
Forward Foreign Currency Exchange Contracts – Assets	—	12,583	—	12,583
Forward Foreign Currency Exchange Contracts – Liabilities	—	(182)	—	(182)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$92,285
Realized gain (loss)	10,734
Change in unrealized appreciation or depreciation	(21,051)
Sales	(10,734)
Balance as of 8/31/23	$71,234
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2023 is $(11,020). At August 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$794,611	$10,490,826	$10,221,818	$(20)	$107	$1,063,706
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,246	$—